Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 22, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 14,480	$ 2,350	$ (12,108)
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	7,400	13,500	12,500
Unrecognized compensation expenses	$ 800
Unrecognized compensation expenses, weighted average period for recognition (in years)	1 year 4 months 13 days
Total intrinsic value of share options exercised	$ 23,100	$ 1,600	$ 33,200
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Performance-based options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	four equal installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Performance-based options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	two to four installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Service-based options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	four equal installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Service-based options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	two to four installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | IPO-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	five equal installments
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				41,500,000
Plan expiration date	Oct. 19, 2020
Sogou [Member] | Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years